Quarterly Holdings Report
for
Fidelity® Series Overseas Fund
January 31, 2022
SOV-NPRT1-0422
1.9898562.102
Common Stocks - 96.1%
	Shares	Value ($)
Australia - 0.0%
Lynas Rare Earths Ltd. (a)	1,054,688	6,812,338
Austria - 0.5%
Erste Group Bank AG	1,690,707	79,024,611
Bailiwick of Jersey - 1.2%
Ferguson PLC	1,114,800	175,347,579
Belgium - 1.1%
Azelis Group NV	721,300	18,366,262
KBC Groep NV	1,679,265	146,044,607
TOTAL BELGIUM		164,410,869
Bermuda - 2.1%
Genpact Ltd.	1,824,372	90,762,507
Hiscox Ltd.	4,555,872	59,884,101
IHS Markit Ltd.	1,398,700	163,354,173
TOTAL BERMUDA		314,000,781
Canada - 1.4%
Constellation Software, Inc.	114,570	197,328,269
Topicus.Com, Inc.	194,677	15,797,453
TOTAL CANADA		213,125,722
Cayman Islands - 0.7%
Parade Technologies Ltd.	1,518,000	112,161,531
Denmark - 1.9%
DSV A/S	1,105,231	224,561,641
GN Store Nord A/S	983,289	59,502,715
TOTAL DENMARK		284,064,356
Finland - 0.9%
Nordea Bank ABP	11,340,000	134,692,993
France - 15.8%
Air Liquide SA	948,800	162,301,085
ALTEN	809,900	132,099,660
Antin Infrastructure Partners SA	302,100	9,196,729
BNP Paribas SA	2,836,800	202,517,482
Capgemini SA	1,078,062	242,365,903
Compagnie de St. Gobain	2,036,100	137,777,739
Dassault Systemes SA	2,662,200	128,739,657
Edenred SA	3,099,627	133,136,341
Legrand SA	1,658,800	168,821,203
LVMH Moet Hennessy Louis Vuitton SE	463,539	380,740,482
Pernod Ricard SA	710,400	151,954,119
Safran SA	1,022,700	123,817,499
Teleperformance	514,928	193,916,264
Total SA	4,335,079	246,524,915
TOTAL FRANCE		2,413,909,078
Germany - 6.6%
Allianz SE	793,100	203,630,543
Auto1 Group SE (b)	158,300	2,761,649
Brenntag SE	1,273,600	109,117,251
Deutsche Borse AG	800,002	142,202,311
Hannover Reuck SE	748,716	151,047,546
Merck KGaA	810,400	177,719,301
SAP SE	451,776	56,680,344
Siemens Healthineers AG (b)	2,052,500	131,898,306
SUSE SA (a)(c)	833,663	27,495,603
TOTAL GERMANY		1,002,552,854
Hong Kong - 1.5%
AIA Group Ltd.	21,534,788	224,819,145
Chervon Holdings Ltd. (a)	1,034,200	7,473,887
TOTAL HONG KONG		232,293,032
India - 1.5%
HDFC Bank Ltd.	5,715,900	115,024,927
Reliance Industries Ltd.	3,334,386	107,525,121
TOTAL INDIA		222,550,048
Ireland - 2.5%
Flutter Entertainment PLC (a)	380,302	57,947,998
ICON PLC (a)	353,100	93,825,732
Kingspan Group PLC (Ireland)	1,285,200	123,709,607
Linde PLC	355,400	113,258,872
TOTAL IRELAND		388,742,209
Italy - 2.4%
FinecoBank SpA	6,476,985	108,892,758
GVS SpA (b)	887,538	9,938,029
Moncler SpA	1,648,800	105,819,256
Recordati SpA	2,523,839	141,386,674
TOTAL ITALY		366,036,717
Japan - 14.1%
Advantest Corp.	966,700	82,278,344
Capcom Co. Ltd.	1,538,000	37,128,483
FUJIFILM Holdings Corp.	1,696,000	113,693,114
Hoya Corp.	1,600,807	207,573,995
Kao Corp.	1,351,368	67,529,993
Keyence Corp.	290,594	149,052,247
Misumi Group, Inc.	2,611,461	84,720,709
Nitori Holdings Co. Ltd.	484,534	69,415,632
Olympus Corp.	4,926,492	110,240,347
Persol Holdings Co. Ltd.	3,751,153	96,839,078
Recruit Holdings Co. Ltd.	3,621,746	179,017,858
Relo Group, Inc.	2,740,728	49,460,719
Shin-Etsu Chemical Co. Ltd.	799,400	133,747,135
SMC Corp.	223,021	124,392,538
Sony Group Corp.	2,228,700	249,321,273
Suzuki Motor Corp.	1,582,245	67,362,737
TIS, Inc.	2,362,200	62,127,425
Tokyo Electron Ltd.	450,400	220,305,574
Tsuruha Holdings, Inc.	579,547	46,679,255
TOTAL JAPAN		2,150,886,456
Netherlands - 8.3%
Akzo Nobel NV	981,400	101,582,411
ASM International NV (Netherlands)	330,000	113,381,565
ASML Holding NV (Netherlands)	632,528	428,407,632
Euronext NV (b)	984,260	94,894,771
IMCD NV	1,018,451	175,193,889
Koninklijke Philips Electronics NV	1,853,323	61,647,618
Prosus NV	1,265,700	105,300,992
Wolters Kluwer NV	1,884,051	191,756,040
TOTAL NETHERLANDS		1,272,164,918
Norway - 0.0%
Equinor ASA	400	11,027
Spain - 2.3%
Aena SME SA (a)(b)	559,900	90,470,073
Amadeus IT Holding SA Class A (a)	2,213,970	152,233,083
Cellnex Telecom SA (b)	2,513,525	113,977,335
TOTAL SPAIN		356,680,491
Sweden - 5.1%
AddTech AB (B Shares)	4,714,819	87,218,727
ASSA ABLOY AB (B Shares)	5,495,348	150,474,232
Atlas Copco AB (A Shares)	2,531,000	149,799,949
Hexagon AB (B Shares)	12,689,005	171,150,188
Indutrade AB	7,099,375	176,616,845
Kry International AB (d)(e)	4,451	1,267,321
Nordnet AB	2,768,140	43,141,635
TOTAL SWEDEN		779,668,897
Switzerland - 10.8%
Julius Baer Group Ltd.	2,173,302	142,024,613
Lonza Group AG	224,255	154,610,787
Nestle SA (Reg. S)	3,331,871	430,272,408
Roche Holding AG (participation certificate)	912,362	353,083,530
Sika AG	628,611	219,934,805
Sonova Holding AG	453,873	161,687,737
Zurich Insurance Group Ltd.	373,610	178,700,794
TOTAL SWITZERLAND		1,640,314,674
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,068,684	163,571,444
United Kingdom - 8.8%
Ashtead Group PLC	1,301,900	93,122,323
Beazley PLC (a)	12,002,256	79,685,491
Bridgepoint Group Holdings Ltd. (b)	6,009,531	31,279,234
Compass Group PLC	7,970,787	181,157,273
Dechra Pharmaceuticals PLC	1,491,963	83,802,164
Diageo PLC	4,925,347	248,539,895
Diploma PLC	1,539,631	57,787,092
Dr. Martens Ltd.	1,251,700	5,200,436
Future PLC	644,500	27,488,820
RELX PLC (London Stock Exchange)	6,439,255	198,074,081
Rentokil Initial PLC	19,170,722	134,247,668
Smith & Nephew PLC	5,029,100	85,529,794
St. James's Place PLC	5,571,650	115,012,450
TOTAL UNITED KINGDOM		1,340,926,721
United States of America - 5.5%
Ares Management Corp.	1,644,000	131,059,680
Boston Scientific Corp. (a)	1,659,446	71,190,233
CBRE Group, Inc.	1,086,400	110,095,776
Equifax, Inc.	441,600	105,878,016
Intercontinental Exchange, Inc.	899,700	113,956,002
Marsh & McLennan Companies, Inc.	1,038,928	159,620,898
Moody's Corp.	290,100	99,504,300
Pool Corp.	105,700	50,339,625
TOTAL UNITED STATES OF AMERICA		841,644,530
TOTAL COMMON STOCKS (Cost $11,254,772,466)		14,655,593,876

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (d)(e) (Cost $11,754,376)	25,711	7,320,620

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	485,291,550	485,388,609
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	12,265,773	12,267,000
TOTAL MONEY MARKET FUNDS (Cost $497,655,609)		497,655,609

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $11,764,182,451)	15,160,570,105
NET OTHER ASSETS (LIABILITIES) - 0.6%	84,040,880
NET ASSETS - 100.0%	15,244,610,985

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $475,219,397 or 3.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,587,941 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,933,095
Kry International AB Series E	5/14/21	11,754,376

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	344,150,559	1,525,281,141	1,384,043,091	59,347	-	-	485,388,609	0.9%
Fidelity Securities Lending Cash Central Fund 0.08%	-	64,972,707	52,705,707	10,508	-	-	12,267,000	0.0%
Total	344,150,559	1,590,253,848	1,436,748,798	69,855	-	-	497,655,609

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.